6. TRADE RECEIVABLES (Details 1) - Third parties [member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	R$ 2,974,524	R$ 2,122,537
Current [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	2,537,567	1,739,746
Past-due up to 30 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	222,972	132,845
Past-due up to 180 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	17,915	23,877
Past-due over 180 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	R$ 196,070	R$ 226,069